SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION
SEGMENT INFORMATION

19.SEGMENT INFORMATION

(a)	Reportable segments

The operating segments of the Company are based on the reports which are reviewed by the chief operating decision maker (“CODM”) in making strategic resource allocation decisions. These operating segments are the Panamanian projects, the Mexican projects, and the corporate office. The projects are each managed by a dedicated General Manager and management team. Additionally, the corporate office oversees the plans and activities of early stage exploration projects, such as the Monitor Gold project.

None of these segments generate revenue from external customers, and each of the projects are focused on the exploration and evaluation of mineral properties.

(b)	Geographic segments

We conduct our activities in four geographic areas: Mexico, Panama, the United States, and Canada.

(i)Loss for the year by segment

	Mexico	Panama	USA	Canada	Total
Year ended December 31, 2020
Exploration and evaluation expenses (note 13)	$12,658	$3,465	$136	$43	$16,302
General and administrative expenses	—	—	—	4,330	4,330
Depreciation	34	22	—	50	106
Share based payments	—	—	—	2,523	2,523
Interest and finance costs	1,294	—	—	2,601	3,895
Foreign exchange loss	481	—	—	1,114	1,595
Other (gains) and losses	(1,032)	—	—	(25)	(1,057)
Loss for the year	13,435	3,487	136	10,636	27,694

	Mexico	Panama	USA	Canada	Total
Year ended December 31, 2019
Exploration and evaluation expenses (note 13)	$11,825	$2,814	$198	$116	$14,953
General and administrative expenses	—	—	—	3,260	3,260
Depreciation	22	38	—	18	78
Share based payments	—	—	—	2,553	2,553
Interest and finance costs	1,110	—	—	59	1,169
Foreign exchange loss (gain)	65	—	—	94	159
Loss for the year	13,022	2,852	198	6,100	22,172

(ii)Assets and liabilities by segment

	Mexico	Panama	USA	Canada	Total
At December 31, 2020
Equipment	$463	$73	$—	$174	$710
Mineral properties under development and construction	71,272	—	—	—	71,272
Mineral property interests	—	82,429	314	—	82,743
Total assets	82,781	83,260	314	72,840	239,195
Total liabilities	(15,530)	(634)	—	(62,450)	(78,614)

	Mexico	Panama	USA	Canada	Total
At December 31, 2019
Equipment	$140	$48	$—	$96	$284
Mineral properties	42,900	82,429	314	—	125,643
Total assets	44,640	83,167	314	22,907	151,028
Total liabilities	(10,325)	(505)	—	(15,038)	(25,868)